Finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance costs [Abstract]
Schedule of finance costs	2023 2022 Interest on long-term debt $ 52,426 $ 40,059 Unwinding of discount on provisions [note 16] 39,619 28,979 Other charges 23,824 16,690 Total $ 115,869 $ 85,728